Trade payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade payables
Trade payables	¥ 104,224	$ 14,279	¥ 152,066
Aggregate continuing and discontinued operations
Trade payables
Payables for charging services	73,559		69,129
Payables for energy solutions	68,331		82,937
Trade payables	141,890		¥ 152,066
Included in liabilities relating to assets classified as held for sale
Trade payables
Trade payables	¥ 37,666